UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 September 26, 2007 to October 25, 2007

 Commission File Number of issuing entity: 333-141008-09

 ACE Securities Corp. Home Equity Loan Trust, Series 2007-SL2
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-141008

 ACE Securities Corp.
 (Exact name of depositor as specified in its charter)

 DB Structured Products, Inc.
 (Exact name of sponsor as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 Pending
 (I.R.S. Employer Identification No.)


 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                     21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  A                                _____    _____    __X___    ____________
  P                                _____    _____    __X___    ____________
  CE-1                             _____    _____    __X___    ____________
  CE-2                             _____    _____    __X___    ____________
  R                                _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On October 25, 2007 a distribution was made to holders of ACE Securities Corp. Home Equity Loan Trust, Series 2007-SL2.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of ACE Securities Corp. Home Equity Loan Trust, Series 2007-SL2, relating to the October 25, 2007 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 ACE Securities Corp. Home Equity Loan Trust, Series 2007-SL2
 (Issuing Entity)


 Wells Fargo Bank, N.A.
 (Master Servicer)

 /s/ Elisabeth A. Brewster
 Elisabeth A. Brewster, Vice President

 Date: November 6, 2007

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of ACE Securities Corp. Home Equity Loan Trust, Series 2007-SL2, relating to the October 25, 2007 distribution.



 EX-99.1


ACE Securities Corporation
Asset Backed Pass-Through Certificates



Distribution Date:       10/25/2007


ACE Securities Corporation
Asset Backed Pass-Through Certificates
Series 2007-SL2


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         8480 Stagecoach Circle
         Frederick, MD 21701-4747
         www.ctslink.com
         Telephone: 1-866-846-4526
         Fax:       240-586-8675







                                         Certificateholder Distribution Summary

         Class                     CUSIP           Record         Certificate            Beginning             Interest
                                                     Date        Pass-Through          Certificate         Distribution
                                                                         Rate              Balance
           A                   00443WAA2       10/24/2007            5.83125%       124,957,779.61           607,216.71
           P                   00443WAD6       09/30/2007            0.00000%               100.00             4,513.84
          CE-1                 00443WAB0       09/30/2007            0.00000%        68,783,789.36         1,036,290.08
          CE-2                 00443WAC8       09/30/2007            0.00000%                 0.00            26,936.04
           R                   00443WAE4       09/30/2007            0.00000%                 0.00                 0.00

Totals                                                                              193,741,668.97         1,674,956.67


                                   Certificateholder Distribution Summary (continued)

         Class                   Principal           Current               Ending                Total        Cumulative
                              Distribution          Realized          Certificate         Distribution          Realized
                                                        Loss              Balance                                 Losses
           A                  1,641,297.28              0.00       123,316,482.33         2,248,513.99              0.00
           P                          0.00              0.00               100.00             4,513.84              0.00
          CE-1                        0.00              0.00        68,783,789.36         1,036,290.08              0.00
          CE-2                        0.00              0.00                 0.00            26,936.04              0.00
           R                          0.00              0.00                 0.00                 0.00              0.00

Totals                        1,641,297.28              0.00       192,100,371.69         3,316,253.95              0.00


As Master Servicer, Wells Fargo Bank, N.A. has independently calculated collateral information based on loan level data received from external parties, which may include the Servicers, Issuer and other parties to the transaction. Wells Fargo Bank, N.A.
expressly disclaims any responsibility for the accuracy or completeness of information furnished to it by those third parties.

All Record Dates are based upon the governing documents and logic set forth as of closing.



                                             Principal Distribution Statement

         Class                      Original           Beginning            Scheduled        UnScheduled         Accretion
                                        Face         Certificate            Principal          Principal
                                      Amount             Balance         Distribution       Distribution
           A                  127,741,000.00      124,957,779.61                 0.00       1,641,297.28              0.00
           P                          100.00              100.00                 0.00               0.00              0.00
          CE-1                 68,784,012.46       68,783,789.36                 0.00               0.00              0.00
          CE-2                          0.00                0.00                 0.00               0.00              0.00
           R                            0.00                0.00                 0.00               0.00              0.00

Totals                        196,525,112.46      193,741,668.97                 0.00       1,641,297.28              0.00


                                          Principal Distribution Statement (continued)

         Class                    Realized             Total               Ending                    Ending                Total
                                      Loss         Principal          Certificate               Certificate            Principal
                                                   Reduction              Balance                Percentage         Distribution
           A                          0.00      1,641,297.28       123,316,482.33                0.96536337         1,641,297.28
           P                          0.00              0.00               100.00                1.00000000                 0.00
          CE-1                        0.00              0.00        68,783,789.36                0.99999676                 0.00
          CE-2                        0.00              0.00                 0.00                0.00000000                 0.00
           R                          0.00              0.00                 0.00                0.00000000                 0.00

Totals                                0.00      1,641,297.28       192,100,371.69                0.97748511         1,641,297.28



                                            Principal Distribution Factors Statement

         Class                    Original             Beginning              Scheduled           UnScheduled          Accretion
                                      Face           Certificate              Principal             Principal
                                    Amount               Balance           Distribution          Distribution
           A                127,741,000.00          978.21200406             0.00000000           12.84863341         0.00000000
           P                        100.00         1000.00000000             0.00000000            0.00000000         0.00000000
          CE-1               68,784,012.46          999.99675651             0.00000000            0.00000000         0.00000000
          CE-2                        0.00            0.00000000             0.00000000            0.00000000         0.00000000
           R                          0.00            0.00000000             0.00000000            0.00000000         0.00000000


                                      Principal Distribution Factors Statement (continued)

         Class                  Realized                 Total                 Ending               Ending                 Total
                                    Loss             Principal            Certificate          Certificate             Principal
                                                     Reduction                Balance           Percentage          Distribution
           A                  0.00000000           12.84863341           965.36337065           0.96536337           12.84863341
           P                  0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          CE-1                0.00000000            0.00000000           999.99675651           0.99999676            0.00000000
          CE-2                0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
           R                  0.00000000            0.00000000             0.00000000           0.00000000            0.00000000


NOTE: All classes per $1,000 denomination.



                                                 Interest Distribution Statement

         Class                Accrual         Accrual        Current         Beginning             Current            Payment of
                               Dates           Days      Certificate      Certificate/             Accrued        Unpaid Interest
                                                                Rate          Notional            Interest          Shortfall (1)
                                                                               Balance
           A             09/25/07 - 10/24/07    30          5.83125%    124,957,779.61          607,216.71                   0.00
           P                             N/A    N/A         0.00000%            100.00                0.00                   0.00
          CE-1                           N/A    N/A         0.00000%     68,783,789.36                0.00                   0.00
          CE-2                           N/A    N/A         0.00000%              0.00                0.00                   0.00
           R                             N/A    N/A         0.00000%              0.00                0.00                   0.00

Totals                                                                                          607,216.71                   0.00



                                          Interest Distribution Statement (continued)

         Class                     Current       Non-Supported              Total           Remaining                   Ending
                                  Interest            Interest           Interest     Unpaid Interest             Certificate/
                              Shortfall(1)           Shortfall       Distribution        Shortfall(1)                 Notional
                                                                                                                       Balance
           A                          0.00                0.00         607,216.71                0.00           123,316,482.33
           P                          0.00                0.00           4,513.84                0.00                   100.00
          CE-1                        0.00                0.00       1,036,290.08                0.00            68,783,789.36
          CE-2                        0.00                0.00          26,936.04                0.00                     0.00
           R                          0.00                0.00               0.00                0.00                     0.00

Totals                                0.00                0.00       1,674,956.67                0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

                                             Interest Distribution Factors Statement

         Class                      Original        Current               Beginning                Current           Payment of
                                        Face    Certificate             Certificate/               Accrued       Unpaid Interest
                                      Amount           Rate                 Notional              Interest         Shortfall (1)
                                                                             Balance
           A                  127,741,000.00       5.83125%             978.21200406            4.75349895            0.00000000
           P                          100.00       0.00000%            1000.00000000            0.00000000            0.00000000
          CE-1                 68,784,012.46       0.00000%             999.99675651            0.00000000            0.00000000
          CE-2                          0.00       0.00000%               0.00000000            0.00000000            0.00000000
           R                            0.00       0.00000%               0.00000000            0.00000000            0.00000000

                                        Interest Distribution Factors Statement (continued)

         Class                     Current         Non-Supported                Total      Remaining Unpaid                Ending
                                  Interest              Interest             Interest              Interest           Certificate/
                              Shortfall(1)             Shortfall         Distribution          Shortfall(1)               Notional
                                                                                                                           Balance
           A                    0.00000000            0.00000000           4.75349895            0.00000000           965.36337065
           P                    0.00000000            0.00000000       45138.40000000            0.00000000          1000.00000000
          CE-1                  0.00000000            0.00000000          15.06585677            0.00000000           999.99675651
          CE-2                  0.00000000            0.00000000           0.00000000            0.00000000             0.00000000
           R                    0.00000000            0.00000000           0.00000000            0.00000000             0.00000000

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

NOTE: All classes per $1,000 denomination.


                                        Certificateholder Account Statement

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                                3,325,142.65
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                           0.00
     Servicer Advances                                                                                   339,257.39
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
     Prepayment Penalties                                                                                  4,513.84
     Swap/Cap Payments                                                                                         0.00
Total Deposits                                                                                         3,668,913.88

Withdrawals
     Swap Payments                                                                                             0.00
     Reserve Funds and Credit Enhancements                                                                     0.00
     Reimbursement for Servicer Advances                                                                 256,910.44
     Total Administration Fees                                                                            95,749.49
     Payment of Interest and Principal                                                                 3,316,253.95
Total Withdrawals (Pool Distribution Amount)                                                           3,668,913.88

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.








                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                     53,789.77
Credit Risk Management Fee - Clayton Fixed Income                                         2,179.59
Insurance Policy Premium - Assured Guaranty Corp.                                        33,322.07
Master Servicing Fee - Wells Fargo Bank, N.A.                                             6,458.06
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                                95,749.49

*Servicer Payees include: GMAC MORTGAGE CORPORATION; OCWEN LOAN SERVICING, LLC





                                                   Reserve and Guaranty Funds

                                       Account Name           Beginning             Current           Current             Ending
                                                                Balance         Withdrawals          Deposits            Balance
              Reserve Fund - Wells Fargo Bank, N.A.            1,000.00                0.00              0.00           1,000.00
                        Supplemental Interest Trust                0.00                0.00              0.00               0.00
                                                           Hedge Funds

                                       Account Name                            Funds In (A)      Funds Out(B)  Net Amount(A - B)

     Cap Contract - Bear Stearns Financial Products                                    0.00              0.00               0.00
   Swap Agreement - Bear Stearns Financial Products                                    0.00              0.00               0.00

                                                          Collateral Statement

                                                                            Total
 Collateral Description                                               Mixed Fixed
 Weighted Average Coupon Rate                                           10.939469
 Weighted Average Net Rate                                              10.606306
 Weighted Average Pass-Through Rate                                     10.552805
 Weighted Average Remaining Term                                              215
 Principal And Interest Constant                                     1,874,626.67
 Beginning Loan Count                                                       3,317
 Loans Paid in Full                                                            24
 Ending Loan Count                                                          3,293
 Beginning Scheduled Balance                                       193,741,668.97
 Ending Scheduled Balance                                          192,100,371.69
 Actual Ending Collateral Balance                                  192,193,820.92
 Scheduled Principal                                                    85,804.26
 Unscheduled Principal                                               1,555,493.02
 Negative Amortized Principal                                                0.00
 Scheduled Interest                                                  1,788,822.41
 Servicing Fees                                                         53,789.77
 Master Servicing Fees                                                   6,458.06
 Trustee Fee                                                                 0.00
 FRY Amount                                                                  0.00
 Special Hazard Fee                                                          0.00
 Other Fee                                                               2,179.59
 Pool Insurance Fee                                                          0.00
 Spread 1                                                                    0.00
 Spread 2                                                                    0.00
 Spread 3                                                                    0.00
 Net Interest                                                        1,726,394.99
 Realized Loss Amount                                                        0.00
 Cumulative Realized Loss                                                    0.00
 Percentage of Cumulative Losses                                           0.0000
 Prepayment Penalty Waived Amount                                            0.00
 Prepayment Penalty Waived Count                                                0
 Prepayment Penalty Paid Amount                                          4,513.84
 Prepayment Penalty Paid Count                                                  2
 Special Servicing Fee                                                       0.00


                                    Additional Reporting - Deal Level



                                              Cash Reporting
Net Monthly Excess Cashflow                                                                  1,036,290.08


                                         Informational Reporting
Three-Month Rolling Delinquency Average                                                         4.099295%
One-Month LIBOR                                                                                 5.131250%
Credit Enhancement Percentage                                                                  35.806224%


                                           Structural Reporting
Overcollateralization Increase Amount                                                                0.00
Overcollateralization Amount                                                                68,783,789.36
Overcollateralization Deficiency Amount                                                              0.00
Overcollateralization Reduction Amount                                                               0.00
Required Overcollateralization Amount                                                       68,783,789.36
Extraordinary Trust Fund Expenses                                                                    0.00
Relief Act Interest Shortfalls                                                                       0.00


                                         Trigger Event Reporting
Optional Termination Date                                                                              NO
Delinquency Trigger
     Trigger Result                                                                                  Pass
     Threshold Value                                                                           10.000000%
     Calculated Value                                                                           6.970225%
Cumulative Loss Trigger
     Trigger Result                                                                                  Pass
     Threshold Value                                                                            7.000000%
     Calculated Value                                                                           0.000000%
Stepdown Occured                                                                                       NO
Trigger Event Occured                                                                                  NO


                                                  Delinquency Status

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        4                    0                   0                    4
                                 224,889.16           0.00                0.00                 224,889.16

30 Days      99                  0                    0                   0                    99
             7,552,946.86        0.00                 0.00                0.00                 7,552,946.86

60 Days      70                  0                    0                   0                    70
             5,505,275.40        0.00                 0.00                0.00                 5,505,275.40

90 Days      68                  1                    3                   0                    72
             5,066,028.37        24,683.52            739,098.85          0.00                 5,829,810.74

120 Days     25                  1                    1                   0                    27
             1,897,249.41        50,984.58            126,235.02          0.00                 2,074,469.01

150 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

180+ Days    0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

Totals       262                 6                    4                   0                    272
             20,021,500.04       300,557.26           865,333.87          0.00                 21,187,391.17

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0.121470%            0.000000%           0.000000%            0.121470%
                                 0.117012%            0.000000%           0.000000%            0.117012%

30 Days      3.006377%           0.000000%            0.000000%           0.000000%            3.006377%
             3.929859%           0.000000%            0.000000%           0.000000%            3.929859%

60 Days      2.125721%           0.000000%            0.000000%           0.000000%            2.125721%
             2.864439%           0.000000%            0.000000%           0.000000%            2.864439%

90 Days      2.064986%           0.030367%            0.091102%           0.000000%            2.186456%
             2.635896%           0.012843%            0.384559%           0.000000%            3.033298%

120 Days     0.759186%           0.030367%            0.030367%           0.000000%            0.819921%
             0.987154%           0.026528%            0.065681%           0.000000%            1.079363%

150 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

180+ Days    0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

Totals       7.956271%           0.182205%            0.121470%           0.000000%            8.259945%
             10.417348%          0.156382%            0.450240%           0.000000%            11.023971%



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                     339,257.39



                         SUBORDINATION LEVEL/CREDIT ENHANCEMENT/CLASS PERCENTAGE AND PREPAYMENT PERCENTAGE

                                                                                                           Current
                                Original $        Original %            Current $         Current %          Class%   Prepayment%

Class R                      68,784,112.46      35.00016441%        68,783,889.36      35.80622398%       0.000000%      0.000000%

Please Refer to the Prospectus Supplement for a Full Description of Loss Exposure






                REO Detail - All Mortgage Loans in REO during Current Period


  Summary - No REO Information to report this period.




                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance


                                  No REO Loans this Period


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan              Actual             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest

                                        No REO Loans this Period


              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period


 Summary                                                          12 Month Foreclosure History*
 New Foreclosure Loans                                            Month     Foreclosure Percentage
     Loans in Foreclosure                      3                  Nov-06            0.000%
     Original Principal Balance       739,800.00                  Dec-06            0.000%
     Current Actual Balance           739,098.85                  Jan-07            0.000%
                                                                  Feb-07            0.000%
 Current Foreclosure Total                                        Mar-07            0.000%
     Loans in Foreclosure                      4                  Apr-07            0.000%
     Original Principal Balance       866,100.00                  May-07            0.000%
     Current Actual Balance           865,333.87                  Jun-07            0.000%
                                                                  Jul-07            0.000%
                                                                  Aug-07            0.000%
                                                                  Sep-07            0.197%
                                                                  Oct-07            0.450%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.




           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance
       Summary              0114488892         Oct-2007        01-Mar-2007             CA             100.00        320,000.00
       Summary              0114760462         Oct-2007        01-Mar-2007             CA              95.00        306,000.00
       Summary              0115007943         Oct-2007        01-Apr-2007             CA             100.00        113,800.00
       Summary              0115258768         Sep-2007        01-Mar-2007             CA              99.99        126,300.00


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan           Actual                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest
       Summary               0114488892       319,638.47       01-May-2007              3         10.790%             8,356.81
       Summary               0114760462       305,687.15       01-May-2007              3         11.250%             8,344.11
       Summary               0115007943       113,773.23       01-May-2007              3         12.875%             3,568.47
       Summary               0115258768       126,235.02       01-Apr-2007              4         12.500%             3,839.76


              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period



 Summary                                                            12 Month Bankruptcy History*
 New Bankruptcy Loans                                             Month    Bankruptcy Percentage
     Loans in Bankruptcy                       2                  Nov-06            0.000%
     Original Principal Balance        60,780.00                  Dec-06            0.000%
     Current Actual Balance            60,625.15                  Jan-07            0.000%
                                                                  Feb-07            0.000%
 Current Bankruptcy Total                                         Mar-07            0.000%
     Loans in Bankruptcy                       6                  Apr-07            0.000%
     Original Principal Balance       301,160.00                  May-07            0.000%
     Current Actual Balance           300,557.26                  Jun-07            0.000%
                                                                  Jul-07            0.000%
                                                                  Aug-07            0.093%
                                                                  Sep-07            0.178%
                                                                  Oct-07            0.156%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance
        Summary               0114373956       Oct-2007    01-Feb-2007           CA             100.00        115,000.00
        Summary               0114785499       Oct-2007    01-Oct-2006           KY             100.00         24,780.00
        Summary               0114785872       Sep-2007    01-Sep-2006           MI             100.00         47,380.00
        Summary               0115149010       Sep-2007    01-Apr-2007           MO             100.00         51,000.00
        Summary               0115258646       Oct-2007    01-Dec-2006           FL              90.91         36,000.00
        Summary               0115262119       Oct-2007    01-Apr-2007           MI             100.00         27,000.00


           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number             Actual           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest
       Summary              0114373956         114,755.99    01-Aug-2007           0           11.875%          2,209.67
       Summary              0114785499          24,683.52    01-May-2007           3           10.850%            647.76
       Summary              0114785872          47,240.38    01-Aug-2007           0           12.950%            992.71
       Summary              0115149010          50,984.58    01-Apr-2007           4           11.750%          1,455.08
       Summary              0115258646          35,941.63    01-Sep-2007           0           14.750%            863.27
       Summary              0115262119          26,951.16    01-Sep-2007           0           11.875%            519.11

               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
         Total                           0               0.00              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term

                                                    No Losses this Period


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)

                                     No Losses this Period

                                                   Realized Loss Report - Collateral


    Summary - No Realized Loss Information to report this period.

Calculation Methodology:
Monthly Default Rate (MDR): sum(Beg Scheduled Balance of Liquidated Loans)/ sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR / (WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 -
((WAS - 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Cumulative Loss Severity: Sum (Realized Losses) / Sum (Ending Actual Balance for loans that have experienced a loss).











                  Prepayment Detail - Prepayments during Current Period
Summary
                                      Loans Paid In Full                               Repurchased Loans


                                             Original            Current                      Original           Current
                                            Principal          Scheduled                     Principal         Scheduled
         Group               Count            Balance            Balance      Count            Balance           Balance
         Total                  24       1,554,808.00       1,532,985.63          0               0.00              0.00

                Prepayment Detail - Prepayments during Current Period (continued)

Summary
                                Substitution Loans                           Liquidated Loans                   Curtailments

                                        Original        Current                    Original         Current
                                       Principal      Scheduled                   Principal       Scheduled      Curtailment
       Group             Count           Balance        Balance      Count          Balance         Balance           Amount
       Total                 0              0.00           0.00          0             0.00            0.00        23,309.03


                  Prepayment Loan Detail - Prepayments during Current Period
                                                                                     First          Original
                                   Loan                          LTV at            Payment         Principal        Prepayment
        Group                    Number         State       Origination               Date           Balance            Amount
       Summary               0113756766            CA              49.09       01-Dec-2006        100,000.00         98,935.37
       Summary               0114033846            UT              99.99       01-Jan-2007         55,000.00         54,963.07
       Summary               0114554165            MD              86.28       01-Nov-2006         16,000.00         15,914.89
       Summary               0114768882            MI             100.00       01-Mar-2007         63,000.00         62,828.85
       Summary               0114784707            DE             100.00       01-Nov-2006         68,400.00         68,400.00
       Summary               0114784835            CA              75.00       01-Nov-2006         14,350.00          7,684.01
       Summary               0114784867            MA              90.00       01-Nov-2006         66,500.00         66,500.00
       Summary               0114785087            MD              81.00       01-Nov-2006         45,000.00         44,786.32
       Summary               0114785136            FL              84.00       01-Nov-2006         15,500.00         15,500.00
       Summary               0114785172            IL              80.00       01-Nov-2006         46,000.00         45,722.16
       Summary               0114785402            VA              86.00       01-Oct-2006         50,000.00         49,755.06
       Summary               0114785458            NJ             100.00       01-Oct-2006         71,000.00         70,687.43
       Summary               0114785567            IL              90.00       01-Oct-2006         31,200.00         30,982.52
       Summary               0114785599            NM             100.00       01-Oct-2006         26,000.00         19,014.36
       Summary               0114786051            NJ              90.00       01-Apr-2006        395,000.00        390,931.36
       Summary               0115258608            DE             100.00       01-Mar-2007         33,398.00         33,346.05
       Summary               0115258626            AZ              99.99       01-Apr-2007         66,750.00         66,600.46
       Summary               0115258653            DE             100.00       01-Mar-2007         33,599.00         33,572.01
       Summary               0115258666            DE             100.00       01-Mar-2007         13,830.00         13,805.92
       Summary               0115258699            NV              82.73       01-Apr-2007         35,000.00         34,902.72
       Summary               0115258735            HI              88.64       01-Nov-2006         63,800.00         63,534.95
       Summary               0115258865            HI             100.00       01-Apr-2007         60,481.00         60,225.56
       Summary               0115258880            CA              79.69       01-Mar-2007         62,000.00         61,135.55
       Summary               0115258927            MD              99.19       01-Apr-2007        123,000.00        122,455.37


               Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                       Current
                                  Loan                PIF             Months              Loan        Original
        Group                   Number               Type         Delinquent              Rate            Term       Seasoning
       Summary              0113756766       Loan Paid in Full           0             10.500%             180              10
       Summary              0114033846       Loan Paid in Full           0              8.000%             360               9
       Summary              0114554165       Loan Paid in Full           0             10.250%             360              11
       Summary              0114768882       Loan Paid in Full           0             11.375%             180               7
       Summary              0114784707       Loan Paid in Full           0              9.250%             300              11
       Summary              0114784835       Loan Paid in Full          (3)            10.650%             180              11
       Summary              0114784867       Loan Paid in Full           0             11.150%             300              11
       Summary              0114785087       Loan Paid in Full           0             10.750%             180              11
       Summary              0114785136       Loan Paid in Full           0              9.750%             300              11
       Summary              0114785172       Loan Paid in Full           0             10.850%             180              11
       Summary              0114785402       Loan Paid in Full           0             11.000%             180              12
       Summary              0114785458       Loan Paid in Full           0             11.500%             180              12
       Summary              0114785567       Loan Paid in Full           0             10.000%             180              12
       Summary              0114785599       Loan Paid in Full           0             12.250%             180              12
       Summary              0114786051       Loan Paid in Full          (2)             9.375%             180              18
       Summary              0115258608       Loan Paid in Full          (1)            16.750%             360               7
       Summary              0115258626       Loan Paid in Full           0             11.625%             360               6
       Summary              0115258653       Loan Paid in Full          (1)            16.750%             360               7
       Summary              0115258666       Loan Paid in Full           0             13.500%             360               7
       Summary              0115258699       Loan Paid in Full           0             10.625%             360               6
       Summary              0115258735       Loan Paid in Full          (1)            11.375%             180              11
       Summary              0115258865       Loan Paid in Full           0              8.625%             360               6
       Summary              0115258880       Loan Paid in Full           0              8.000%             360               7
       Summary              0115258927       Loan Paid in Full           0              8.875%             360               6


                     Prepayment Penalty Detail - Prepayment Penalty Paid during Current Period


                                                                                 Prepayment            Prepayment
 Summary                                  Loan                 Prior                Penalty               Penalty
                                         Count               Balance                 Amount                Waived
 Total                                       2            106,758.97               4,513.84                  0.00

               Prepayment Penalty Loan Detail - Prepayment Penalty Paid during Current Period

                                           Paid In                            Prepayment         Prepayment
                              Loan            Full             Prior             Penalty            Penalty
        Group               Number            Date           Balance              Amount             Waived
       Summary          0113756766      09/20/2007         98,984.00            4,262.38               0.00
       Summary          0114784835      09/19/2007          7,774.97              251.46               0.00

                                                     Prepayment Rates

  Summary
     SMM                                   CPR                                      PSA
     Current Month            0.803%       Current Month              9.224%        Current Month                 558.121%
     3 Month Average          0.712%       3 Month Average            8.203%        3 Month Average               557.820%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Nov-2006          N/A           N/A                          Nov-2006          N/A           N/A
         Dec-2006          N/A           N/A                          Dec-2006          N/A           N/A
         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007          N/A           N/A                          Feb-2007          N/A           N/A
         Mar-2007          N/A           N/A                          Mar-2007          N/A           N/A
         Apr-2007          N/A           N/A                          Apr-2007          N/A           N/A
         May-2007          N/A           N/A                          May-2007          N/A           N/A
         Jun-2007          N/A           N/A                          Jun-2007          N/A           N/A
         Jul-2007          N/A           N/A                          Jul-2007          N/A           N/A
         Aug-2007       5.507%           N/A                          Aug-2007     437.588%           N/A
         Sep-2007       9.878%           N/A                          Sep-2007     677.751%           N/A
         Oct-2007       9.224%           N/A                          Oct-2007     558.121%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment

                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                              Repurchases Due to Breaches

                                 Beginning
               Loan              Scheduled              Payoff        Current            Current
             Number                Balance             Balance           Rate            Payment

                           No Repurchases Due to Breaches this Period

                                    Repurchases Due to Other

                                 Beginning
               Loan              Scheduled               Payoff        Current           Current
             Number                Balance              Balance           Rate           Payment

                             No Repurchases Due to Other this Period



                     Interest Rate Stratification

                                Summary

            Current     Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)
           Range(%)                        Balance($)
            < 5.000             0                0.00            0.000
     5.000    5.499             0                0.00            0.000
     5.500    5.999             1          225,546.33            0.117
     6.000    6.499             3          221,827.83            0.115
     6.500    6.999            12          746,870.95            0.389
     7.000    7.499            33        1,915,347.22            0.997
     7.500    7.999           107        5,281,190.62            2.749
     8.000    8.499           134        6,859,351.24            3.571
     8.500    8.999           192        9,608,235.50            5.002
     9.000    9.499           129        6,159,362.51            3.206
     9.500    9.999           234       12,936,462.42            6.734
    10.000   10.499           204       11,795,782.40            6.140
    10.500   10.999           430       26,462,805.16           13.776
    11.000   11.499           425       26,988,006.87           14.049
    11.500   11.999           517       33,258,828.32           17.313
    12.000   12.499           262       15,849,155.94            8.250
    12.500   12.999           267       15,962,295.51            8.309
    13.000   13.499            86        4,842,248.60            2.521
    13.500   13.999           117        5,836,408.57            3.038
    14.000   14.499            61        3,310,816.17            1.723
    14.500   14.999            37        1,837,483.21            0.957
    15.000   15.499            10          501,191.53            0.261
    15.500   15.999             8          476,716.20            0.248
    16.000   16.499             4          244,561.49            0.127
    16.500   16.999             7          337,577.05            0.176
    17.000   17.499             4          104,613.80            0.054
    17.500   17.999             7          279,164.64            0.145
    18.000   18.499             1           37,562.69            0.020
    18.500   18.999             1           20,958.92            0.011
    19.000   19.499             0                0.00            0.000
    19.500   19.999             0                0.00            0.000
 >= 20.000                      0                0.00            0.000
              Total         3,293      192,100,371.69          100.000


                                                 SUPPLEMENTAL REPORTING

Closing Date
August 20, 2007

Distribution Date
The 25th day of any month, or if such 25th day is not a Business Day, the Business Day immediately following such
25th day, commencing in August 2007.

Record Date
With respect to each Distribution Date and the Class A Certificates, the Business Day immediately preceding such
Distribution Date for so long as such Certificates are Book-Entry Certificates. With respect to each Distribution
Date and any other Class of Certificates, including any Definitive Certificates, the last day of the calendar month immediately preceding the month in which such Distribution Date occurs.

Servicer Remittance Date
With respect to any Distribution Date and the GMAC Mortgage Loans, by 12:00 p.m. New York time on the 18th day of the month in which such Distribution Date occurs; provided that if such 18th day of a given month is not a
Business Day, the Servicer Remittance Date for such month shall be the Business Day immediately preceding such
18th day. With respect to any Distribution Date and the Ocwen Mortgage Loans, by 12:00 p.m. New York time on the
22nd day of each month in which such Distribution Date occurs; provided that if such 22nd day of a given month is not a Business Day, the Servicer Remittance Date for such month shall be the Business Day immediately preceding such 22nd day.

Interest Determination Date
With respect to the Class A Certificates, REMIC I Regular Interests and REMIC II Regular Interests (other than
REMIC II Regular Interest P) and any Interest Accrual Period therefor, the second London Business Day preceding the commencement of such Interest Accrual Period.

Determination Date
With respect to each Distribution Date, the 15th day of the calendar month in which such Distribution Date occurs, or if such 15th day is not a Business Day, the Business Day immediately preceding such 15th day. The Determination
Date for purposes of Article X hereof shall mean the 15th day of the month, or if such 15th day is not a Business
Day, the first Business Day following such 15th day.

Business Day
Any day other than (i) a Saturday, a Sunday or (ii) a day on which the New York Stock Exchange or the Federal
Reserve is closed or the banking or savings and loan institutions in the States of New York, Maryland, Minnesota,
Florida, Iowa, Texas, Pennsylvania or in the city in which the Corporate Trust Office of the Trustee is located, are authorized or obligated by law, executive order or governmental decree to be closed.

